Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Schedule of Analysis of the Stock Option Grant Activity under the Plan	The following is an analysis of the stock option grant activity under the Plan:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	1,127	$6,802.93	5.74
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding September 30, 2023	1,127	$6,802.93	5.00
A summary of warrant issuances are as follows:
Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	127,281	$514.97	4.54
Granted	2,190,367	6.36	5.20
Exercised	(184,374)	1.35	-
Expired or forfeited	(392)	8,250.00	-
Outstanding September 30, 2023	2,132,882	$35.22	5.10
The following is an analysis of the stock option grant activity under the Plan:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	1,127	$6,802.93	6.74
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding December 31, 2022	1,127	$6,802.93	5.74
A summary of warrant issuances are as follows:
Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	15,035	$3,340.00	4.38
Granted	162,439	188.40	4.66
Exercised	(48,661)	27.60	-
Expired or forfeited	(1,563)	1,824.80	-
Rounding for Reverse Split	31	-	-
Outstanding December 31, 2022	127,281	$514.97	4.54

Schedule of Nonvested Stock Options and Warrants
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	55	$3,840
Granted	-	-
Vested	(55)	3,840
Forfeited	-	-
Nonvested on September 30, 2023	-	$-
Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	2,500	$300.00
Granted	2,190,367	6.36
Vested	(2,192,867)	6.70
Forfeited	-	-
Nonvested on September 30, 2023	-	$-

A summary of Restricted Stock Units (“RSUs”) issuances are as follows:
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	187	$1,856.21
Granted	-	-
Vested	(170)	2,714.15
Forfeited	(35)	1,345.77
Rounding for Reverse Split	18	-
Nonvested September 30, 2023	-	$-

Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	227	$4,340.00
Granted	-	-
Vested	(172)	4,496.40
Forfeited	-	-
Nonvested on December 31, 2022	55	$3,840
A summary of warrant issuances are as follows:
Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	2,315	$3,020.00
Granted	162,439	188.40
Vested	(160,879)	222.00
Forfeited	(1,375)	800.00
Nonvested on December 31, 2022	2,500	$300.00
A summary of Restricted Stock Units (“RSUs”) issuances are as follows:
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2021	390	$3,840.00
Granted	292	909.60
Vested	(463)	2,826.00
Forfeited	(38)	3,100.00
Rounding for Reverse Split	6	-
Nonvested December 31, 2022	187	$1,856.21

Schedule of Fair Value Warrant Granted	For the nine months ended September 30, 2023, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:
Exercise price	$10.00-12.50
Expected dividend yield	0%
Risk free interest rate	4.44%
Expected life in years	5.50
Expected volatility	171%
For the year ended December 31, 2022, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:
Exercise price	$300.00-800.00
Expected dividend yield	0%
Risk free interest rate	2.55%-3.47%
Expected life in years	5.00-5.50
Expected volatility	147%-165%
For the year ended December 31, 2021, the fair value of each warrant issued was estimated using the assumption ranges and/or factors in the Black-Scholes Model as follows:
Exercise price	$8,000.00
Expected dividend yield	0%
Risk free interest rate	0.17%-0.42%
Expected life in years	3.00-5.00
Expected volatility	154%-159%